Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2014, 2015 and 2016 (in thousands except per share data):

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	824,007	895,725	1,417,150

Earnings per share effect, basic	0.25	0.27	0.43

Earnings per share effect, diluted	0.25	0.27	0.43

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax expense	780,077	1,420,693	2,035,822
Deferred tax (benefit)/expense	(117,342)	(147,285)	66,676

Income tax expenses	662,735	1,273,408	2,102,498

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the year ended December 31,
	2014	2015	2016
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(1.4)	(1.5)	(0.8)
Effect due to overseas tax-exempt entities	1.3	(0.3)	(0.1)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(15.0)	(11.6)	(13.3)
Change in valuation allowance	(0.1)	1.9	1.4
Effect of withholding income tax	2.3	2.2	2.9

Effective income tax rate	12.1	15.7	15.1

Summary of net operating tax loss carry forwards

As of December 31, 2016, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2017	152,352
Loss expiring in 2018	142,616
Loss expiring in 2019	145,816
Loss expiring in 2020	124,434
Loss expiring in 2021	336,959

902,177

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2015 and 2016 (in thousands):

	December 31,	December 31,
	2015	2016
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	202,352	224,994
Accruals	225,857	336,063

	428,209	561,057
Less: valuation allowance	(17,620)	(24,718)

Total	410,589	536,339

Deferred tax assets - Non-current:
Depreciation of fixed assets	3,096	1,732
Net operating tax loss carry forward	206,024	342,710
Amortization of Intangible assets	21,589	22,252

	230,709	366,694
Less: valuation allowance	(206,024)	(342,710)

Total	24,685	23,984

	December 31,	December 31,
	2015	2016
	RMB	RMB

Deferred tax liabilities - Current:	166,787	358,514
Deferred tax liabilities - Non-current:	81,434	33,721

Total	248,221	392,235

Schedule of movement of the aggregate valuation allowances for deferred tax assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(reversal)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2014	189,863	19,464	209,327
2015	209,327	14,317	223,644
2016	223,644	143,784	367,428